Segmented and geographic information - Breakdown of revenue from reporting segments (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Disclosure of operating segments [line items]
Revenue	$ 23,323	$ 21,833
Canadian Personal and Business Banking [member]
Disclosure of operating segments [line items]
Revenue	9,407	8,909
Canadian Commercial Banking and Wealth Management [member]
Disclosure of operating segments [line items]
Revenue	5,403	5,254
Canadian Commercial Banking and Wealth Management [member] | Commercial banking [member]
Disclosure of operating segments [line items]
Revenue	2,501	2,278
Canadian Commercial Banking and Wealth Management [member] | Wealth management [member]
Disclosure of operating segments [line items]
Revenue	2,902	2,976
U.S. Commercial Banking and Wealth Management [member]
Disclosure of operating segments [line items]
Revenue	2,692	2,457
U.S. Commercial Banking and Wealth Management [member] | Commercial banking [member]
Disclosure of operating segments [line items]
Revenue	1,786	1,613
U.S. Commercial Banking and Wealth Management [member] | Wealth management [member]
Disclosure of operating segments [line items]
Revenue	906	844
Capital Markets and Direct Financial Services [Member]
Disclosure of operating segments [line items]
Revenue	5,488	5,001
Capital Markets and Direct Financial Services [Member] | Global Markets [member]
Disclosure of operating segments [line items]
Revenue	2,614	2,322
Capital Markets and Direct Financial Services [Member] | Corporate and investment banking [member]
Disclosure of operating segments [line items]
Revenue	1,637	1,700
Capital Markets and Direct Financial Services [Member] | Direct financial services [Member]
Disclosure of operating segments [line items]
Revenue	1,237	979
Corporate and Other [member]
Disclosure of operating segments [line items]
Revenue	333	212
Corporate and Other [member] | Other [member]
Disclosure of operating segments [line items]
Revenue	(623)	(566)
Corporate and Other [member] | International banking [member]
Disclosure of operating segments [line items]
Revenue	$ 956	$ 778